Financial and capital risk management - Sensitivity analysis of derivative financial instruments (Details 3) - Risk U S Libor Decrease [Member] $ in Millions	Jun. 30, 2023 USD ($)
U S Floating Rate Versus U S Fixed Swap Rate [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 8
U S Floating Rate Versus U S Fixed Swap Rate [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	7
U S Floating Rate Versus U S Fixed Swap Rate [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	6
Protected Item Libor U S Indexed Debt [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(7)
Protected Item Libor U S Indexed Debt [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ (6)